Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Revenues:
Revenue from contract with customers	$ 14,302,622	$ 12,013,543	$ 23,127,919	$ 21,363,775	$ 19,008,184
Other income	122,606	38,776	58,615	1,639,567	385,145
Total income	14,425,228	12,052,318	23,186,534	23,003,342	19,393,329
Expenses:
Cost of revenue	11,385,615	8,812,374	16,960,109	16,762,580	13,884,291
Amortization of intangible assets	7,973	7,788	16,164	15,813	16,211
Depreciation	595,873	612,144	1,234,190	910,671	680,013
Legal and professional expense	263,610	169,380	440,387	386,622	833,079
Staffing expense	528,750	391,663	784,491	844,098	633,979
Other operating expenses	1,159,001	1,285,854	2,655,316	2,643,948	2,267,265
Total expenses	13,940,822	11,279,203	22,090,657	21,563,732	18,314,838
Finance Income	2,531	1,091	14,860		19,123
Finance cost	98,056	53,552	149,171	638,957	2,210,404
(Loss)/Income before income tax	388,880	720,654	961,566	800,653	(1,112,790)
Income tax expense	48,853	71,682	132,154	147,479	523,047
Net loss after tax available to common shareholders	340,028	648,972	829,412	653,174	(1,635,837)
(Loss)/profit attributable to:
Controlling interest	278,641	586,296	694,584	287,669	(2,348,103)
Non-controlling interest	61,387	62,676	134,828	365,505	712,266
Items that will not be reclassified to profit or loss
Defined benefit obligation	(2,929)	88	6,002	(957)	(1,400)
Items that may be reclassified subsequently to profit or loss
Foreign currency translation reserves of subsidiaries, net of tax	(26,683)	6,831	1,420	82,351	216,022
Total other comprehensive (loss)/income for the period	29,612	6,919
Total comprehensive income for the year	369,639	655,891	836,834	734,568	(1,421,215)
Total comprehensive income/(loss) attributable to:
Controlling interest	212,243	578,133	660,028	258,015	(2,190,732)
Non-controlling interest	$ 157,396	$ 77,758	$ 176,806	$ 476,553	$ 769,517
Basic income per share of common share (in Dollars per share)	$ 10.72	$ 280.91	$ 0.12	$ 0.3	$ (3.83)
Basic weighted average number of shares outstanding (in Shares)	26,000	2,087	5,688,206	967,510	613,481
Diluted income per share of common share (in Dollars per share)	$ 10.72	$ 280.91	$ 0.12	$ 0.3	$ (3.83)
Diluted weighted average number of shares outstanding (in Shares)	26,000	2,087	5,688,206	967,510	613,481